Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Dean Small Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY SECTION – DEAN SMALL CAP VALUE FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Dean Small Cap Value Fund (the “Small Cap Fund” or the “Fund”) is long-term capital appreciation and,
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	secondarily, dividend income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	128.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund primarily invests in equity securities of small cap companies. The Fund considers “small cap” companies to be those with market capitalizations similar to companies listed on the Russell 2000® Value Index at the time of investment. As of May 31, 2015, the market capitalization of companies listed on the Russell 2000® Value Index ranged from $15 million to $6.3 billion and the median was $662 million. Using fundamental, bottom-up research, the Fund’s portfolio manager utilizes a multi-factored valuation method to identify stocks of companies that he believes are undervalued at the time of purchase. The Fund’s portfolio manager looks for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The portfolio manager may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio manager attempts to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the manager believes more accurately reflects the fair value of the company. The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. and foreign small cap companies, directly or through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign small cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies, including ETFs, that invest primarily in equity securities. The Fund may invest in foreign small cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), which may be sponsored or unsponsored. The Fund may from time to time overweight its investments in certain market sectors.

The Fund may invest its remaining assets in equity securities of mid or large cap companies, derivative instruments, such as put and call options and futures contracts, and in fixed income securities, including corporate bonds, convertible bonds and preferred stocks.

			As a result of its investment strategy, the Fund typically engages in active trading of small cap securities which causes the Fund to experience a relatively high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value- oriented equity securities purchased by the Fund may not rise to the value anticipated by the portfolio manager and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small and Mid Cap Risks. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Management Risk. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
  Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund will be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may be above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.
  Fixed Income Securities Risk. If interest rates increase, the value of any fixed income securities held by the Fund may decline. Fixed income securities are also subject to credit risk, which is the risk that the issuer of the security may default on payment of principal or interest.
  Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a relatively high portfolio turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and in the distribution to shareholders of additional capital gains for tax purposes.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund's investment results have varied from year to year. The table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(888) 899-8343
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.deanmutualfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 37.20% for the quarter ended June 30, 2009 and the lowest return for a quarter was (28.36%) for the quarter ended December 31, 2008. The Fund’s year to date return as of June 30, 2015 was 1.17%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for periods ending December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

			Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.
Dean Small Cap Value Fund | Dean Small Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Other Expenses		rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.22%
Expense Recapture	[1]	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses	[1],[2]	rr_NetExpensesOverAssets	1.25%
1 year		rr_ExpenseExampleYear01	$ 127
3 years		rr_ExpenseExampleYear03	390
5 years		rr_ExpenseExampleYear05	673
10 years		rr_ExpenseExampleYear10	$ 1,480
2005		rr_AnnualReturn2005	5.60%
2006		rr_AnnualReturn2006	11.29%
2007		rr_AnnualReturn2007	(14.59%)
2008		rr_AnnualReturn2008	(32.79%)
2009		rr_AnnualReturn2009	44.21%
2010		rr_AnnualReturn2010	22.44%
2011		rr_AnnualReturn2011	(3.84%)
2012		rr_AnnualReturn2012	17.33%
2013		rr_AnnualReturn2013	36.77%
2014		rr_AnnualReturn2014	5.93%
Year to Date Return, Label		rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.17%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	37.20%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(28.36%)
1 Year		rr_AverageAnnualReturnYear01	5.93%
5 Years		rr_AverageAnnualReturnYear05	14.89%
10 Years		rr_AverageAnnualReturnYear10	6.89%
Dean Small Cap Value Fund | Return After Taxes on Distributions | Dean Small Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.69%
5 Years		rr_AverageAnnualReturnYear05	14.07%
10 Years		rr_AverageAnnualReturnYear10	5.72%
Dean Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Dean Small Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.76%
5 Years		rr_AverageAnnualReturnYear05	11.84%
10 Years		rr_AverageAnnualReturnYear10	5.37%
Dean Small Cap Value Fund | Russell 2000® Value Index
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%
Dean Small Cap Value Fund | Russell 2000® Index
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%

[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.25% of the Fund's average daily net assets through July 31, 2016. Each waiver or reimbursement is subject to recoupment by the adviser within three years, provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation. This expense cap may not be terminated prior to July 31, 2016 except by the Board of Trustees.
[2]	(After Fee Waiver/Expense Recapture)